FINANCE COSTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Borrowing costs [abstract]
Credit facility fees	$ 3.0	$ 3.9
Accretion expense - other	2.1	0.0
Accretion expense, gold prepayment	0.0	0.0
Interest expense	0.0	0.0
Other finance cost	3.5	1.3
Finance costs	8.6	5.2
Capitalized interest expense	38.9	28.4
Accretion expense, prepayment on qualifying assets	$ 10.1	$ 9.9